Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of other operating income
10.1 Other operating income

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Gain from assets disposal (1)	9,999	—	—
Gain from farmout agreement (Note 1.2)	9,050	—	—
Other services charges (2)	3,971	3,924	3,165
Bargain purchase on business combination (Note 32)	—	1,383	—
Other	265	266	—

Total other operating income	23,285	5,573	3,165

(1)
Including (i) 9,788 related to the transfer of working interest in CASO; (ii) 198 related to the transfer of Mexico’s exploration assets, and (iii) 13 related to the expiry of concession in Sur Río Deseado Este area (see Note 1.3, 1.4 and 30.3.9).

(2)	Services not directly related to the Company’s main activity.

Schedule of other operating expenses
10.2 Other operating expenses

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Restructuring expenses (1)	(2,281)	(3,469)	(3,244)
Reorganization expenses	(3)	(1,417)	—
Provision for environmental remediation (Note 22.2)	(1,029)	(463)	(816)
Provision for contingencies (Note 22.3)	(652)	(267)	(422)
(Allowance) / Reversal provision for materials and spare parts	(249)	627	(972)
Other	—	—	(726)

Total other operating expenses	(4,214)	(4,989)	(6,180)

(1)	The Company booked restructuring expenses including payments, fees and transaction costs related to the changes in the Group’s structure.